Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2025	December 31, 2024
Other tax payable	$164,177	$246,002
Accrued payroll	209,191	199,418
Severance payable	384,945	-
Customer deposits payable	-	118,296
Commission payable	-	81,932
Other current liabilities	66,127	112,237
	$824,440	$757,885

Schedule of Other Tax Payables	Amongst, other tax payables consist of the following:
	December 31, 2025	December 31, 2024
Value added tax payable	$142,501	$245,024
Local taxes payable	21,676	978
	$164,177	$246,002